Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 15, 2016	Jul. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 24, 2016
Related Party Transactions (Textual)
Business acquisition, equity interest issued or issuable, number of shares		4,985,780		3,642,084		3,642,084
Membership interests exchanged for additional issuance of common stock				6,300,000		6,300,000
Total billings				$ 42,876		$ 25,706
Customer deposits				$ 405,470		$ 754,545
Common stock of shares			3,642,084	9,720,218		8,836,421	3,642,084	9,720,218
Lease expense			$ 0
Purchase of machinery				$ 7,300,000
Jackson River Aviation [Member]
Related Party Transactions (Textual)
Outstanding payable			$ 30,101	63,772		$ 7,958	$ 30,101
Total purchases					$ 5,591	335,795	30,101
Tempus Intermediate Holdings, LLC [Member]
Related Party Transactions (Textual)
Outstanding payable				469,984
Total purchases				333,490		1,943,992
Total billings				$ 70,588		776,025
Outstanding receivables						295,561
Chief Financial Officer [Member]
Related Party Transactions (Textual)
Loan from officer						$ 500,000
Percentage of membership interests				1.00%		1.00%
Purchase of membership interests, description				In connection with the formation of Tempus, the Company's Chief Financial Officer, R. Lee Priest, Jr., loaned Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, and $489,899 took the form of a loan from an officer.		In connection with the formation of Tempus, the Company's Chief Financial Officer, R. Lee Priest, Jr., loaned Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, and $489,899 took the form of a loan from an officer.
Interest rate				5.00%		5.00%
Accrued interest				$ 0	$ 9,654	$ 17,381	$ 1,074
CAF [Member]
Related Party Transactions (Textual)
Total billings				18,605
Customer deposits				500,000
Lease expense				750,000
Notes payable				$ 231,395		$ 0
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Noncash consideration	$ 500,000
Common stock of shares	242,131